Basis of preparation - Summary of impact of transition to IFRS 9 (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Non-current
Investments in equity-accounted entities			$ 24,903	$ 24,985
Loans, trade and other receivables			2,069	2,080
Deferred tax liabilities	$ (8,828)		(7,946)	(7,982)
Current
Loans, trade and other receivables			24,927	25,039
Cash and cash equivalents	22,185	$ 22,242	25,575	25,586	$ 23,270	$ 23,794	$ 23,484
Net assets	$ 101,770		100,224	$ 100,404
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9 Financial Instruments
Non-current
Investments in equity-accounted entities			(82)
Loans, trade and other receivables			(11)
Deferred tax liabilities			36
Current
Loans, trade and other receivables			(112)
Cash and cash equivalents			(11)
Net assets			$ (180)